UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JCK Partners, L.P.
Address: 745 Fifth Avenue, 16th Floor

         New York, New York  10151

13F File Number:  28-11766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dennis Javer
Title:     Chief Financial Officer
Phone:     646-720-9200

Signature, Place, and Date of Signing:

     Dennis Javer     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $87,993 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106     4650    92800 SH       SOLE                    92800        0        0
ALTERNATIVE ASSET MGMT ACQU    COM              02149U101     1286   138240 SH       SOLE                   138240        0        0
ALTRIA GROUP INC               COM              02209S103     1706    82972 SH       SOLE                    82972        0        0
BOISE INC                      *W EXP 06/18/201 09746Y113      289    75019 SH       SOLE                    75019        0        0
BPW ACQUISITION CORP           COM              055637102     5057   543800 SH       SOLE                   543800        0        0
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110     5620   603700 SH       SOLE                   603700        0        0
BURGER KING HLDGS INC          COM              121208201     7153   267002 SH       SOLE                   267002        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      839     8400 SH       SOLE                     8400        0        0
COREL CORP NEW                 COM              21869X103     1032   110281 SH       SOLE                   110281        0        0
CUMMINS INC                    PUT              231021956     4636    71100 SH  PUT  SOLE                    71100        0        0
CUMMINS INC                    COM              231021106     2253    34385 SH       SOLE                    34385        0        0
GRACO INC                      COM              384109104     4670   122662 SH       SOLE                   122662        0        0
NAVTEQ CORP                    COM              63936L100     5739    74531 SH       SOLE                    74531        0        0
NORTH AMERN INS LEADERS INC    COM              65687M104      278    35088 SH       SOLE                    35088        0        0
NTR ACQUISITION CO             *W EXP 06/28/201 629415118     1327   137084 SH       SOLE                   137084        0        0
NTR ACQUISITION CO             COM              629415100     1427   147450 SH       SOLE                   147450        0        0
PHILIP MORRIS INTL INC         COM              718172109     8839   178971 SH       SOLE                   178971        0        0
QUANEX BUILDING PRODUCTS COR   COM              747619104      191    12882 SH       SOLE                    12882        0        0
RITCHIE BROS AUCTIONEERS       COM              767744105     1664    61326 SH       SOLE                    61326        0        0
SAKS INC                       COM              79377W108     2823   257092 SH       SOLE                   257092        0        0
SCRIPPS E W CO OHIO            EX DISTRIB       811054113      952   310000 SH       SOLE                   310000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101      729    19000 SH       SOLE                    19000        0        0
SMITH A O                      PUT              831865959     2423    73800 SH  PUT  SOLE                    73800        0        0
SMITH A O                      COM              831865209     4747   144588 SH       SOLE                   144588        0        0
TEXTRON INC                    COM              883203101     6596   137611 SH       SOLE                   137611        0        0
UNION PAC CORP                 COM              907818108      925    12250 SH       SOLE                    12250        0        0
VICTORY ACQUISITION CORP       COM              92644D100      429    45090 SH       SOLE                    45090        0        0
VICTORY ACQUISITION CORP       *W EXP 04/24/201 92644D118      429    45090 SH       SOLE                    45090        0        0
VULCAN MATLS CO                COM              929160109     1261    21100 SH       SOLE                    21100        0        0
WABCO HLDGS INC                COM              92927K102     4338    93375 SH       SOLE                    93375        0        0
WEYERHAEUSER CO                COM              962166104     3685    72050 SH       SOLE                    72050        0        0